CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 2,743	$ 1,986
Financial assets	2,575	1,148
Accounts and other receivable, net	4,306	4,808
Inventory, net	3,696	3,490
Other assets	1,173	1,363
Current Assets	14,493	12,795
Financial assets	6,221	5,095
Accounts and other receivable, net	683	823
Other assets	411	429
Property, plant and equipment	13,982	13,892
Deferred income tax assets	761	667
Intangible assets	11,261	11,559
Equity accounted investments	1,690	1,273
Goodwill	5,244	5,218
Total assets	54,746	51,751
Current Liabilities
Accounts payable and other	10,416	9,881
Corporate borrowings	300	0
Non-recourse borrowings in subsidiaries of the partnership	1,417	1,143
Current Liabilities	12,133	11,024
Accounts payable and other	7,516	6,615
Corporate borrowings	310	0
Non-recourse borrowings in subsidiaries of the partnership	21,749	21,256
Deferred income tax liabilities	1,701	1,803
Total liabilities	43,409	40,698
Equity
Limited partners	1,928	2,116
Non-controlling interests attributable to:
Redemption-Exchange Units, Preferred Shares and Special Limited Partnership Units held by Brookfield Asset Management Inc.	1,564	1,676
Interest of others in operating subsidiaries	7,845	7,261
Total equity	11,337	11,053
Total liabilities and equity	$ 54,746	$ 51,751